Segment information and revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2019
Segment information and revenue from contracts with customers
Schedule of segment information and reconciliation of segment adjusted EBITDA to group loss for the period

	2017
in EUR k	Pharmaceutical	Diagnostics	Corporate	Total
Rendering of services	12,326	17,758	—	30,084
Sales of goods	1,605	—	—	1,605
Revenues from external customers	13,931	17,758	—	31,689

Adjusted EBITDA	10,870	2,552	(13,746)	(324)

Capital Expenditures	1,464	607	15,964	18,035
Additions to property, plant and equipment	241	607	14,716	15,564
Additions to intangible assets	1,223	—	1,248	2,471

Other segment information
Depreciation and amortization	793	1,311	1,133	3,237
Research and development expenses	35	—	6,361	6,396

	2018
in EUR k	Pharmaceutical	Diagnostics	Corporate	Total
Rendering of services	16,077	23,171	—	39,248
Sales of goods	1,230	—	—	1,230
Revenues from external customers	17,307	23,171	—	40,478

Recognized over time	12,077	23,171	—	35,248
Recognized at a point in time	5,230	—	—	5,230
Revenues from external customers	17,307	23,171	—	40,478

Adjusted EBITDA	13,641	2,285	(15,836)	90

Capital Expenditures
Additions to property, plant and equipment	1,225	1,917	5,568	8,710
Additions to intangible assets	1,948	—	1,111	3,059

Other segment information
Depreciation and amortization	1,222	1,838	2,115	5,175
Research and development expenses	334	—	5,966	6,300

	2019
in EUR k	Pharmaceutical	Diagnostics	Corporate	Total
Rendering of services	19,089	27,258	—	46,347
Sales of goods	2,433	—	—	2,433
Revenues from external customers	21,522	27,258	—	48,780

Recognized over time	17,159	27,258	—	44,417
Recognized at a point in time	4,363	—	—	4,363
Revenues from external customers	21,522	27,258	—	48,780

Adjusted EBITDA	14,956	2,306	(22,949)	(5,687)

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	1,362	1,998	17,908	21,268
Additions to intangible assets	3,603	—	3,677	7,280

Other segment information
Depreciation and amortization	1,308	2,032	3,239	6,579
Research and development expenses	—	—	9,590	9,590

Reconciliation of segment Adjusted EBITDA to Group Loss for the Period

	2017	2018	2019
Reportable segment Adjusted EBITDA	13,422	15,926	17,262
Corporate expenses	(13,746)	(15,836)	(22,949)
	(324)	90	(5,687)
Share‑based payment expenses	(894)	(5,521)	(6,418)
Depreciation and amortization	(3,237)	(5,175)	(6,579)
Operating loss	(4,455)	(10,606)	(18,684)
Financial costs, net	(1,007)	(1,042)	(2,013)
Income taxes	(14)	310	(158)
Loss for the year	(5,476)	(11,338)	(20,855)

Schedule of geographical information

Geographical information

in EUR k	2017
	Pharmaceutical	Diagnostics	Total
Revenues
Europe	493	5,183	5,676
—Germany*	—	—	—
Middle East	—	8,846	8,846
—Saudi Arabia#	—	4,926	4,926
North America	13,438	1,459	14,897
—United States#	13,438	44	13,482
Latin America	—	1,474	1,474
Asia Pacific	—	796	796
Total	13,931	17,758	31,689

in EUR k	2018
	Pharmaceutical	Diagnostics	Total
Revenues
Europe	654	6,196	6,850
—Germany*	654	407	1,061
Middle East	—	12,401	12,401
—Saudi Arabia#	—	5,475	5,475
North America	16,653	1,460	18,113
—United States#	16,653	643	17,296
Latin America	—	2,185	2,185
Asia Pacific	—	929	929
Total	17,307	23,171	40,478

in EUR k	2019
	Pharmaceutical	Diagnostics	Total
Revenues
Europe	381	7,066	7,447
—Germany*	233	275	508
—Netherlands**	—	25	25
Middle East	122	13,977	14,099
—Saudi Arabia#	—	7,417	7,417
North America	20,896	2,380	23,276
—United States#	20,896	1,882	22,778
Latin America	123	2,864	2,987
Asia Pacific	—	971	971
Total	21,522	27,258	48,780

* country of the incorporation of Centogene AG

** country of the incorporation of Centogene N.V.

# countries contributing more than 10% of the Group's total consolidated revenues for the respective year ended December 31, 2017, 2018 and 2019

Schedule of contract balances

in EUR k	Dec 31, 2018	Dec 31, 2019
Trade receivables (note 15)	8,572	12,709
Contract assets (note 15)	2,329	3,884
Contract liabilities (note 19.2)	297	3,748